UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana A. DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    November 30

Date of reporting period:    February 28, 2019

Item 1. Schedule of Investments

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2019 (Unaudited)

		Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	128.7%
COMPRESSION	1.1%
Archrock, Inc.(a)		306,196	$2,988,473

CRUDE/REFINED PRODUCTS	24.7%
Buckeye Partners LP(a)		584,986	18,415,359
Enbridge, Inc. (Canada)(a)		282,505	10,449,860
Genesis Energy LP(a)		177,357	3,822,044
Kinder Morgan Canada Ltd., 144A (Canada)(b)		114,536	1,334,273
PBF Logistics LP		87,000	1,900,080
Plains GP Holdings LP, Class A(a)		1,273,170	29,524,812

			65,446,428

DIVERSIFIED MIDSTREAM	57.8%
Altus Midstream Co., Class A(a),(c)		364,800	2,232,576
Andeavor Logistics LP(a)		142,649	5,018,392
Energy Transfer LP(a)		3,449,555	51,018,918
Enterprise Products Partners LP(a)		1,910,787	52,833,261
Gibson Energy, Inc. Canada)		118,000	1,909,054
Kinder Morgan, Inc.(a)		465,079	8,910,914
MPLX LP(a)		799,929	26,525,646
Pembina Pipeline Corp. (Canada)		119,593	4,376,761

			152,825,522

GATHERING & PROCESSING	35.8%
Antero Midstream GP LP(a)		155,745	1,988,864
Antero Midstream Partners LP(a)		312,400	7,544,460
BP Midstream Partners LP		155,700	2,551,923
CNX Midstream Partners LP(a)		294,900	4,573,899
Crestwood Equity Partners LP(a)		277,975	8,817,367
DCP Midstream Partners LP(a)		178,700	5,759,501
Enable Midstream Partners LP(a)		434,700	6,463,989
EnLink Midstream LLC(a)		875,600	9,762,940
EQM Midstream Partners LP(a)		216,186	8,403,150
Hess Midstream Partners LP(a)		231,718	5,301,708
Noble Midstream Partners LP(a)		111,283	3,745,786
Oasis Midstream Partners LP(a)		200,300	3,967,943
Shell Midstream Partners LP(a)		147,800	2,642,664
Summit Midstream Partners LP(a)		252,132	2,667,556
Targa Resources Corp.(a)		75,700	3,046,168

		Shares/Units	Value
Western Midstream Partners LP(a)		521,828	$17,460,363

			94,698,281

MARINE SHIPPING/OFFSHORE	2.7%
GasLog Partners LP (Monaco)		240,549	5,316,133
Golar LNG Partners LP (United Kingdom)		143,817	1,855,239

			7,171,372

NATURAL GAS PIPELINES	3.6%
Cheniere Energy Partners LP(a)		116,354	5,157,973
Cheniere Energy, Inc.(a),(c)		44,786	2,886,457
Tellurian, Inc.(a),(c)		146,000	1,497,960

			9,542,390

OTHER	0.7%
Sprague Resources LP(a)		111,217	1,740,546

PROPANE	1.5%
Suburban Propane Partners LP(a)		180,287	3,914,031

RENEWABLE ENERGY	0.8%
NextEra Energy Partners LP		46,800	2,021,292

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$326,613,623)			340,348,335

PREFERRED SECURITIES—$25 PAR VALUE	6.2%
BANKS	1.9%
Bank of America Corp., 6.00%, Series EE(d)		31,475	819,924
Bank of America Corp., 6.00%, Series GG(d)		23,900	628,809
Bank of America Corp., 5.875%, Series HH(d)		5,400	137,592
BB&T Corp., 5.85%(d)		13,975	353,148
Citigroup, Inc., 6.30%, Series S(d)		16,926	446,508
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(d),(e)		3,400	87,720
First Republic Bank, 5.50%, Series D(d)		10,000	249,500
GMAC Capital Trust I, 8.469%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(f)		39,333	1,022,265
JPMorgan Chase & Co, 6.30%, Series W(d)		3,793	97,783
JPMorgan Chase & Co., 6.125%, Series Y(d)		10,600	274,646
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(d),(e)		9,042	230,300
Wells Fargo & Co., 5.625%, Series Y(d)		14,575	364,521
Wells Fargo & Co., 6.625% to 3/15/24, Series R(d),(e)		6,975	191,812

			4,904,528

		Shares/Units	Value
CHEMICALS	0.3%
CHS, Inc., 7.50%, Series 4(d)		29,741	$803,007

DIVERSIFIED FINANCIAL SERVICES	0.5%
Apollo Global Management LLC, 6.375%, Series B(d)		14,252	347,749
Morgan Stanley, 6.875% to 1/15/24, Series F(d),(e)		12,868	349,109
Morgan Stanley, 6.625%, Series G(d)		17,506	448,329
Morgan Stanley, 5.85% to 4/15/27, Series K(d),(e)		7,704	194,988

			1,340,175

ELECTRIC—REGULATED ELECTRIC	0.2%
CMS Energy Corp., 5.875%, due 10/15/78		5,875	155,100
CMS Energy Corp., 5.875%, due 3/1/79		10,850	273,420

			428,520

FINANCIAL—INVESTMENT ADVISORY SERVICES	0.2%
Ares Management Corp., 7.00%, Series A(d)		14,750	389,400
Legg Mason, Inc., 5.45%, due 9/15/56		8,200	199,588

			588,988

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.1%
Prudential Financial, Inc., 5.625%, due 8/15/58		3,000	75,660
Unum Group, 6.25%, due 6/15/58		13,750	344,850

			420,510

MULTI-LINE	0.2%
WR Berkley Corp., 5.70%, due 3/30/58		23,350	582,582

PROPERTY CASUALTY—FOREIGN	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(d),(e)		6,000	147,420

REINSURANCE—FOREIGN	0.3%
Arch Capital Group Ltd., 5.45%, Series F(d)		6,000	138,900
Axis Capital Holdings Ltd., 5.50%, Series E(d)		25,625	608,594

			747,494

TOTAL INSURANCE			1,898,006

INTEGRATED TELECOMMUNICATIONS SERVICES	0.0%
AT&T, Inc., 5.625%, due 8/1/67		3,500	87,745

MARINE SHIPPING/OFFSHORE	0.1%
GasLog Partners LP, 8.625% to 6/15/27, Series A (Monaco)(d),(e)		11,000	276,650

		Shares/Units		Value
PIPELINES	0.5%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(e)		28,012		$723,830
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(d),(e)		28,475		691,088

				1,414,918

REAL ESTATE	0.7%
DIVERSIFIED	0.6%
VEREIT, Inc., 6.70%, Series F(d)		67,237		1,672,857

INDUSTRIALS	0.0%
PS Business Parks, Inc., 5.75%, Series U(d)		3,100		77,035

SHOPPING CENTERS—COMMUNITY CENTER	0.1%
Kimco Realty Corp., 5.625%, Series K(d)		6,460		159,756

TOTAL REAL ESTATE				1,909,648

UTILITIES	1.1%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(e)		18,029		455,863
NiSource, Inc., 6.50% to 3/15/24, Series B(d),(e)		9,266		245,086
SCE Trust IV, 5.375% to 9/15/25, Series J(d),(e)		4,723		107,448
SCE Trust VI, 5.00%(d)		11,175		234,675
Southern Co./The, 6.25%, due 10/15/75		54,000		1,412,640
Southern Co./The, 5.25%, due 12/1/77		17,000		419,560

				2,875,272

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$16,060,686)				16,527,457

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	6.4%
BANKS	2.0%
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(d),(e)		$1,130,000		1,196,054
Bank of America Corp., 8.05%, due 6/15/27, Series B(a)		200,000		244,370
Citigroup, Inc., 5.90% to 2/15/23(a),(d),(e)		350,000		357,516
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(d),(e)		575,000		604,975
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(d),(e)		100,000		99,273
CoBank ACB, 6.25% to 10/1/22, Series F(d),(e)		4,300	†	445,050
Goldman Sachs Group, Inc./The, 5.70% to 5/10/19, Series L(a),(d),(e)		350,000		350,437

		Principal Amount	Value
JPMorgan Chase & Co., 6.221%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(d),(f)		$488,000	$491,038
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(d),(e)		190,000	196,406
Wells Fargo & Co., 6.558%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(d),(f)		975,000	983,531
Wells Fargo Capital X, 5.95%, due 12/1/86, (TruPS)(a)		250,000	269,736

			5,238,386

BANKS—FOREIGN	1.3%
Banco Santander SA, 7.50% to 2/8/24 (Spain)(d),(e),(g),(h)		200,000	200,489
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d),(e)		200,000	206,518
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(d),(e),(g),(h)		800,000	841,010
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(b),(d),(e),(h)		200,000	202,000
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(b),(d),(e),(h)		200,000	205,947
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(d),(e),(h)		200,000	204,795
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(d),(e),(h)		1,000,000	1,074,800
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e),(h)		200,000	207,500
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e),(h)		400,000	414,590

			3,557,649

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.4%
General Electric Co., 5.00% to 1/21/21, Series D(a),(d),(e)		775,000	732,046
General Electric Co., 5.875%, due 1/14/38, Series MTN(a)		230,000	241,322

			973,368

INSURANCE	0.2%
LIFE/HEALTH INSURANCE	0.1%
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(d),(e)		152,000	153,296
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(d),(e)		90,000	90,975

			244,271

PROPERTY CASUALTY	0.1%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(a),(e)		150,000	147,221

TOTAL INSURANCE			391,492

		Principal Amount		Value
INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(b)		500	†	$525,000

MATERIAL—METALS & MINING	0.1%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(a),(b),(e)		$200,000		219,685

PIPELINES	0.8%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		400,000		394,038
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		375,000		368,072
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(a),(d),(e)		357,000		330,591
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(e)		1,071,000		1,067,225

				2,159,926

TELECOMMUNICATION—COMMUNICATIONS	0.0%
Vodafone Group PLC, 3.750%, due 1/16/24 (United Kingdom)(a)		100,000		99,740

UTILITIES	1.4%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		745,000		772,174
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(e)		1,800,000		1,962,000
NiSource, Inc., 5.65% to 6/15/23, 144A(b),(d),(e)		200,000		193,167
Southern California Edison Co., 6.25% to 2/1/22, Series E(d),(e)		375,000		360,553
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a),(e)		400,000		402,359

				3,690,253

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$16,825,507)				16,855,499

		Shares	Value
SHORT-TERM INVESTMENTS	3.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.33%(i)		8,211,853	$8,211,853

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,211,853)			8,211,853

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$367,711,669)	144.4%		$381,943,144
LIABILITIES IN EXCESS OF OTHER ASSETS	(44.4)		(117,435,315)

NET ASSETS (Equivalent to $9.87 per share based on 26,793,340 shares of common stock outstanding)	100.0%		$264,507,829

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $227,186,004 in aggregate has been pledged as collateral.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $5,470,680 which represents 2.1% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Non-income producing security.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Variable rate. Rate shown is in effect at February 28, 2019.
(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,041,499 which represents 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,351,131 which represents 1.3% of the net assets of the Fund (0.9% of the managed assets of the Fund).

(i)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$340,348,335	$340,348,335	$—	$—
Preferred Securities—$25 Par Value:
Utilities	2,875,272	2,419,409	455,863	—
Other Industries	13,652,185	13,652,185	—	—
Preferred Securities—Capital Securities	16,855,499	—	16,855,499	—
Short-Term Investments	8,211,853	—	8,211,853	—

Total Investments in Securities(a)	$381,943,144	$356,419,929	$25,523,215	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)

Date: April 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: Principal Executive Officer (President and Chief Executive Officer)		Name: James Giallanza Title: Principal Financial Officer (Chief Financial Officer)

Date: April 18, 2019